Summary of accounting policies (Policies)	6 Months Ended
Sep. 30, 2016
Summary of accounting policies
Description of business

Description of business—

Nomura Holdings, Inc. (“Company”) and its broker-dealer, banking and other financial services subsidiaries provide investment, financing and related services to individual, institutional and government clients on a global basis. The Company and other entities in which it has a controlling financial interest are collectively referred to as “Nomura” within these consolidated financial statements.

Nomura operates its business through various divisions based upon the nature of specific products and services, its main client base and its management structure. Nomura reports operating results through three business segments: Retail, Asset Management and Wholesale.

In its Retail segment, Nomura provides investment consultation services mainly to individual clients in Japan. In its Asset Management segment, Nomura develops and manages investment trusts, and provides investment advisory services. In its Wholesale segment, Nomura engages in the sales and trading of debt and equity securities, derivatives, and currencies on a global basis, and provides investment banking services such as the underwriting of debt and equity securities as well as mergers and acquisitions and financial advice.

The accounting and financial reporting policies of Nomura conform to U. S. generally accepted accounting principles (“U. S. GAAP”) as applicable to broker dealers. A summary of the significant accounting policies applied by Nomura within these interim consolidated financial statements is provided within in the notes to the consolidated financial statements of Nomura’s annual report on Form 20-F for the year ended March 31, 2016 as filed on June 23, 2016.

New accounting pronouncements recently adopted

New accounting pronouncements recently adopted—

No new accounting pronouncements relevant to Nomura were adopted during the three months ended September 30, 2016.

The following table presents a summary of new accounting pronouncements relevant to Nomura which have been adopted during the three months ended June 30, 2016:

Pronouncement	Summary of new guidance	Actual adoption date and method of adoption	Effect on these consolidated statements
ASU 2015-02, “Amendments to the Consolidation Analysis”

•      Simplifies complex consolidation guidance in ASC 810 by eliminating the legacy variable interest consolidation model applied to certain investment companies, money market funds, qualifying real estate funds and similar entities.

•      Provides a new consolidation exception for certain registered money market funds and similar entities.

•      Modifies the evaluation of whether limited partnerships and similar legal entities are variable interest entities or voting interest entities under ASC 810.

•      Modifies how fee arrangements and related party relationships should be considered in determining whether a variable interest entity should be consolidated.

•      Requires new footnote disclosures regarding financial support arrangements with certain registered money market funds and similar entities to which the exception from consolidation has been applied.

		Modified retrospective adoption from April 1, 2016.	Nomura consolidated certain investment funds, which increased total assets and total equity by ¥11,330 million upon adoption as of April 1, 2016. No impact on Nomura’s results of operations.

ASU 2014-13, “Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity”

•      Provides an alternative method for measuring both financial assets and liabilities of consolidated collateralized financing entity by using either the fair value of the financial assets or financial liabilities, whichever is more observable.

•      Requires certain new qualitative footnote disclosures where the alternative method is applied.

		Modified retrospective adoption from April 1, 2016.	No material impact.

ASU 2015-07 “Disclosures for investments in certain entities that calculate net asset value per share (or Its Equivalents)”

•      Removes the requirement to categorize investments for which fair value is estimated using net asset value as a practical expedient within the fair value hierarchy.

•      Revises certain other related fair value footnote disclosure requirements.

		Full retrospective adoption from April 1, 2016.	No material impact. See Note 2 “Fair value measurements” for additional information about the impact of the adoption.
Pronouncement	Summary of new guidance	Actual adoption date and method of adoption	Effect on these consolidated statements
ASU 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities” —Presentation of own credit adjustments

•      Requires unrealized changes in the fair value of financial liabilities elected for the fair value option attributable to instrument-specific credit risk (“own credit adjustments”) to be presented separately in other comprehensive income.

Modified retrospective adoption from April 1, 2016.

A cumulative catch up adjustment, net of taxes, of ¥19,294 million was recognized as of April 1, 2016 to reclassify cumulative unrealized gains arising from own credit adjustments from Retained earnings to Accumulated other comprehensive income (loss).

See Note 2 “Fair value measurements” and Note 13 “Other comprehensive income (loss)” for additional information about the impact of adoption.

ASU 2015-03, “Simplifying the Presentation of Debt Issuance Costs”	• Requires issuance costs related to a recognized debt liability be presented as a direct deduction from the carrying amount of the related debt liability rather than a separate asset.	Full retrospective adoption from April 1, 2016.	No material impact.

ASU 2015-15, “Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements”

•      Clarifies the SEC staff’s position on presentation and measurement of debt issuance costs associated with line-of-credit arrangements which are permitted to be presented as an asset and subsequently amortized ratably over the term of the related line-of-credit arrangements.

		Prospective adoption from April 1, 2016.	No material impact.
Pronouncement	Summary of new guidance	Actual adoption date and method of adoption	Effect on these consolidated statements
ASU 2014-12, “Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could be Achieved after the Requisite Service Period”	• Clarifies a performance target that affects vesting and that could be achieved after the requisite service period is accounted for as a performance condition.	Prospective adoption from April 1, 2016.	No material impact.

ASU 2015-05 “Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement”	• Provides guidance on evaluating the accounting for fees paid in a cloud computing arrangement.	Prospective adoption from April 1, 2016.	No material impact.

ASU 2015-16, “Simplifying the Accounting for Measurement-Period Adjustments”

•      Eliminates the requirement for an acquirer in a business combination to account for adjustments made to provisional amounts retrospectively.

•      New footnote disclosure requirement for any measurement-period adjustments identified during the reporting period.

		Prospective adoption from April 1, 2016.	No material impact.

Future accounting developments

Future accounting developments—

The following table presents a summary of new accounting pronouncements relevant to Nomura which will be adopted in future periods and which may have a material impact on these consolidated financial statements:

Pronouncement	Summary of new guidance	Expected adoption date and method of adoption	Effect on these consolidated statements
ASU 2016-05, “Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships”	• Clarifies how a change in counterparty of a derivative designated as hedging instrument in an existing hedging relationship affects the hedging relationship under ASC 815.	Prospective or modified retrospective adoption from April 1, 2017.(1)	No material impact expected.

ASU 2016-07, “Simplifying the Transition Method of Equity Method of Accounting”

•      Simplifies investor’s accounting for equity method investments as a result of an increase in ownership level or degree of influence over the investee from prior period.

•      Requires prospective application of equity method accounting from the date when an equity investment qualifies for equity method of accounting.

		Prospective adoption from April 1, 2017.(1)	No material impact expected.

ASU 2016-09 “Improvements to Employee Share-Based Payment Accounting”

•      Allows an accounting policy election to be made to either account for forfeitures when they occur or to include estimated forfeitures in compensation expense recognized during a reporting period.

•      Requires all associated excess tax benefits to be recognized as an income tax benefit through earnings rather than as additional paid-in capital with excess tax deficiencies recognized as income tax expense rather than as an offset of excess tax benefits, if any.

•      Requires recognition of excess tax benefits regardless of whether the benefit reduces taxes payable in the current reporting period.

		Modified retrospective or prospective adoption from April 1, 2017(1) depending on the nature of the accounting change.	Currently evaluating the potential impact.

ASU 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities” —Other amendments

•      Requires all equity investments, with certain exceptions, to be measured at fair value with changes in fair value recognized in earnings.

•      Introduces new disclosures for financial instruments including embedded derivatives.

•      Eliminates certain existing disclosures around the assumptions and methodology used to determine fair value of financial instruments.

		Modified retrospective adoption from April 1, 2018.	Currently evaluating the potential impact.
Pronouncement	Summary of new guidance	Expected adoption date and method of adoption	Effect on these consolidated statements
ASU 2014-09, “Revenue from Contracts with Customers”(2)

•      Replaces existing revenue recognition guidance in ASC 605 and certain industry-specific revenue recognition guidance.

•      Requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers.

•      Specifies the accounting for costs to obtain or fulfill a customer contract.

•      Revises existing guidance for principal-versus-agency determination.

•      Requires extensive new footnote disclosures around nature and type of revenue from services provided to customers.

		Full or modified retrospective adoption from April 1, 2018.(1)	Currently evaluating the potential impact.

ASU 2016-02, “Leases”

•      Replaces ASC 840, the current guidance on lease accounting, and revised the definition of a lease.

•      Requires all lessees to recognize a right of use (“ROU”) asset and corresponding lease liability on balance sheet.

•      Lessor accounting is largely unchanged from current guidance.

•      Simplifies the accounting for sale leaseback and “build-to-suit” leases.

•      Requires extensive new qualitative and quantitative footnote disclosures on lease arrangements.

		Modified retrospective adoption from April 1, 2019.(1)	Currently evaluating the potential impact.

ASU 2016-13, “Measurement of Credit Losses on Financial Instruments”

•      Provides a new model for recognition and impairment of credit losses against financial instruments such as loans and receivables which are not carried at fair value with changes in fair value recognized through earnings.

•      New model based on current expected credit losses rather than incurred credit losses.

•      Requires enhanced qualitative and quantitative disclosures around credit risk, the methodology used to estimate and monitor expected credit losses and changes in estimates of expected credit losses.

		Modified retrospective adoption from April 1, 2020.(1)	Currently evaluating the potential impact.

(1)	Unless Nomura early adopts which is considered unlikely as of the date of these consolidated financial statements.
(2)	As subsequently amended by ASU 2015-14 “Revenue from Contracts with Customers—Deferral of the Effective Date”, ASU 2016-08 “Revenue from Contracts with Customers—Principal versus Agent Considerations”, ASU 2016-10 “Revenue from Contracts with Customers—Identifying Performance Obligations and Licensing” and ASU 2016-12 “Revenue from Contracts with Customers—Narrow-Scope Improvements and Practical Expedients”.